Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 158,794	$ 22,323	¥ 240,947
Accounts receivable, net	318,623	44,791	206,307
Prepaid expenses and other current assets	112,965	15,881	165,409
Amounts due from related parties	1,052	148	1,059
Investment in marketable security	40,156	5,645	38,789
Total current assets	631,590	88,788	652,511
Property and equipment, net	2,444	344	1,674
Intangible assets, net	420,783	59,153	235,870
Goodwill	172,781	24,289	92,069
Long term investment	179,581	25,245	101,727
Long term deposits and other assets	1,160	163	1,152
Deferred tax assets	4,633	651	4,352
Right of use assets	9,542	1,341
Total non-current assets	790,924	111,186	436,844
TOTAL ASSETS	1,422,514	199,974	1,089,355
Current liabilities
Accounts payable	37,648	5,293	85,801
Accrued salary and employee benefits	14,144	1,988	24,533
Accrued expenses and other current liabilities	10,964	1,541	16,181
Current portion of contingent consideration – earn-out liability	9,727	1,367	10,638
Warrant liabilities	441	62	10,324
Income tax payable	17,633	2,479	8,282
Bank loan	5,000	703
Deferred revenue	91,283	12,832	65,405
Lease liabilities-current	4,010	564
Total current liabilities	190,850	26,829	221,164
Non-current liabilities
Deferred tax liabilities	61,590	8,658	58,746
Contingent consideration – earn-out liability	4,722	664
Lease liabilities-non-current	5,152	724
Total non-current liabilities	71,464	10,046	58,746
TOTAL LIABILITIES	262,314	36,875	279,910
Commitments and contingencies Shareholders’ equity
Ordinary share, no par value, unlimited shares authorized, 28,219,583 Class A ordinary shares and 2,625,058 Class B ordinary shares issued and outstanding as of December 31, 2021, 36,623,168 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of September 30, 2022, respectively
Class A ordinary shares	415,258	58,376	140,196
Class B ordinary shares	23,896	3,359	13,041
Shares to be issued			128,119
Statutory reserves	35,759	5,027	31,775
Retained earnings	664,577	93,425	479,199
Accumulated other comprehensive income	18,414	2,589	17,115
Total shareholders’ equity	1,157,904	162,776	809,445
Non-controlling interests	2,296	323
Total equity	1,160,200	163,099	809,445
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 1,422,514	$ 199,974	¥ 1,089,355